CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 1,257,874	$ 182,375	¥ 1,692,463	¥ 1,294,988
Cost of revenues		(393,292)	(57,022)	(327,889)	(212,206)
Gross profit		864,582	125,353	1,364,574	1,082,782
Operating expenses:
Sales and marketing expenses		(472,092)	(68,448)	(792,484)	(726,297)
General and administrative expenses		(260,208)	(37,727)	(252,214)	(183,987)
Research and development expenses		(235,087)	(34,084)	(286,567)	(229,192)
Impairment of goodwill and intangible assets | ¥				(65,879)
Total operating expenses		(967,387)	(140,259)	(1,397,144)	(1,139,476)
Loss from operations		(102,805)	(14,906)	(32,570)	(56,694)
Other income/(expenses):
Investment income, net		4,264	618	8,931	13,599
Interest income		28,883	4,188	19,328	39,669
Exchange losses		(492)	(71)	(4,766)	(1,118)
Impairment of long-term investment		(7,945)	(1,152)	(17,850)	0
Share of losses of equity method investee		(17,223)	(2,497)	(1,522)	(4,279)
Others, net		8,246	1,196	12,044	8,916
Income/(loss) before tax		(87,072)	(12,624)	(16,405)	93
Income tax benefits/(expenses)		20,965	3,040	(21,231)	4,784
Net income/(loss)		(66,107)	(9,584)	(37,636)	4,877
Net loss attributable to non-controlling interests		553	80	29,265	930
Net income/(loss) attributable to So-Young International Inc.		(65,554)	(9,504)	(8,371)	5,807
Other comprehensive (loss)/income:
Foreign currency translation adjustment		87,998	12,759	(31,399)	(144,225)
Total other comprehensive (loss)/income		87,998	12,759	(31,399)	(144,225)
Total comprehensive (loss)/income:		21,891	3,175	(69,035)	(139,348)
Comprehensive loss attributable to non-controlling interests		553	80	29,265	930
Comprehensive (loss)/income attributable to So-Young International Inc.		¥ 22,444	$ 3,255	¥ (39,770)	¥ (138,418)
Net earnings/(loss) per ordinary share
Weighted average number of ordinary shares used in computing earnings/(loss) per share, basic*	[1]	82,665,269	82,665,269	81,680,504	81,534,991
Weighted average number of ordinary shares used in computing earnings/(loss) per share, diluted*	[1]	82,665,269	82,665,269	81,680,504	83,781,406
Ordinary shares
Net earnings/(loss) per ordinary share
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - basic | (per share)		¥ (0.79)	$ (0.11)	¥ (0.10)	¥ 0.07
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - diluted | (per share)		(0.79)	(0.11)	(0.10)	0.07
American Depository Shares
Net earnings/(loss) per ordinary share
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - basic | (per share)		(0.61)	(0.09)	(0.08)	0.05
Net earnings/(loss) per ordinary share attributable to So-Young International Inc. - diluted | (per share)		¥ (0.61)	$ (0.09)	¥ (0.08)	¥ 0.05
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses		¥ (8,282)	$ (1,201)	¥ (18,768)	¥ (18,327)
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(6,781)	(983)	(9,808)	(6,711)
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(19,021)	(2,758)	(56,705)	(46,001)
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(9,252)	(1,341)	(20,869)	(21,131)
Information services and others
Revenues
Total revenues		888,475	128,817	1,304,455	962,089
Reservation services
Revenues
Total revenues		128,668	18,655	276,052	¥ 332,899
Sales of equipment and maintenance services
Revenues
Total revenues		¥ 240,731	$ 34,903	¥ 111,956

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.